Organization	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
1.	ORGANIZATION
Burning Rock Biotech Limited (the “Company”) is a limited liability company incorporated in the Cayman Islands on March 10, 2014. The Company does not conduct any substantive operations on its own but instead conducts its business operations through its subsidiaries, the variable interest entity (“VIE”) and subsidiaries of the VIE. The Company, together with its subsidiaries, the VIE and the VIE’s subsidiaries (collectively, the “Group”) are principally engaged in developing and providing cancer therapy selection tests in the People’s Republic of China (the “PRC” or “China”).
There was no change to the Company’s principal subsidiaries, the VIE and the VIE’s subsidiaries since December 31,
2021
.
To comply with PRC laws and regulations which prohibit and restrict foreign ownership of business involving the development and application of genomic diagnosis and treatment technology, the Group conducts its business in the PRC principally through the VIE and the VIE’s subsidiaries. The equity interests of the VIE are legally held by PRC shareholders (the “Nominee Shareholders”).
Despite the lack of majority ownership, the Company through the wholly foreign owned entity (“the WFOE”) has effective control of the VIE through a series of contractual arrangements (the “VIE agreements”) and a parent-subsidiary relationship exists between the Company and the VIE. Through the VIE agreements, the Nominee Shareholders of the VIE effectively assigned all of their voting rights underlying their equity interests in the VIE to the Company, and therefore, the Company has the power to direct the activities of the VIE that most significantly impact its economic performance. The Company also has the right to receive economic benefits that potentially could be significant to the VIE. The WFOE was the primary beneficiary of the VIE through October 2019 and the Company has replaced the WFOE as the primary beneficiary of the VIE since October 2019. Based on the above, the Company consolidates the VIE in accordance with SEC Regulation
S-X-3A-02
and Accounting Standards Codification (“ASC”) Topic
810-10
(“ASC
810-10”),
Consolidation: Overall
.

The following table sets forth the assets and liabilities of the VIE and subsidiaries of the VIE included in the Group’s unaudited interim condensed consolidated balance sheet:

	As of
	December 31, 2021	June 30, 2022
	RMB	RMB	US$
		(unaudited)
Cash and cash equivalents	185,850	332,367	49,621
Restricted cash	—	2,892	432
Accounts receivable (net of allowances of RMB38,922 and RMB44,566 (US$6,654) as of December 31, 2021 and June 30, 2022, respectively)	92,197	100,960	15,072
Contract assets	42,391	44,593	6,657
Inter-company receivables*	75,560	214,874	32,080
Inventories	119,257	120,952	18,058
Prepayments and other current assets	40,957	17,388	2,596

Total current assets	556,212	834,026	124,516

Property and equipment, net	42,623	58,285	8,702
Intangible assets, net	633	375	56
Other non-current assets	8,346	10,227	1,527
Operating right-of-use assets	51,630	41,875	6,252

Total non-current assets	103,232	110,762	16,537

TOTAL ASSETS	659,444	944,788	141,053

Accounts payable	27,102	19,925	2,975
Deferred revenue	133,489	163,095	24,349
Inter-company payables*	897,633	1,397,180	208,593
Accrued liabilities and other current liabilities	89,976	62,557	9,339
Customer deposits	972	484	72
Short-term borrowing	2,370	2,370	354
Current portion of operating lease liabilities	25,692	26,681	3,983

Total current liabilities	1,177,234	1,672,292	249,665

Deferred government grant
Other non-current liabilities	8,563	24,034	3,588
Non-current portion of operating lease liabilities	29,669	17,862	2,667

Total non-current liabilities	38,232	41,896	6,255

TOTAL LIABILITIES	1,215,466	1,714,188	255,920

*	Inter-company receivables/payables represent balances of the VIE and subsidiaries of the VIE due from/to the Company and the Group’s consolidated subsidiaries.

As of December 31, 2021, and June 30, 2022, there were no pledges or collateralization of the VIE and VIE’s subsidiaries’ assets that can only be used to settle obligations of the VIE and VIEs’ subsidiaries. The amounts of the net liabilities of the VIE and subsidiaries of the VIE were
RMB556,022 and RMB769,398 (US$114,871) as of December 31, 2021, and June 30, 2022, respectively. The creditors of the VIE and subsidiaries of the VIE’s third-party liabilities did not have recourse to the general credit of the primary beneficiary in the normal course of business. The VIE holds certain assets, including detection equipment and related equipment for use in their operations. The Company did not provide nor intend to provide additional financial or other support not previously contractually required to the VIE and subsidiaries of the VIE during the periods presented.